Risk Management and Report - Schedule of Use of Ear (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 CLP ($)
Schedule of Use of Ear [Abstract]
Maximum	$ 228,919
Minimum	165,929
Average	$ 203,729